Summary of Significant Accounting Policies (Cash, Short-term Investments and Receivables) (Narrative) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Short-term Investments	CAD 183	CAD 78
Investment Interest Rate	0.60%	0.60%